Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets	$ 40,209	$ 40,430
Impairment	(4)	(176)
Intangible Assets Research And Development Expenses Expensed [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets expensed research and development	268	298
Intangible Assets With Indefinite Useful Life [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets	37,652	38,320
Intangible Assets With Finite Useful Life [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets	$ 2,557	$ 2,110